HELD FOR SALE AND DISCONTINUED OPERATIONS - Results of disposal (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Derecognition of non-controlling interest		$ 22	$ 16
Reclassification of foreign currency translation reserve	$ 355	36	(3,414)
Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Loss on disposal		(3,746)	(3,746)
Assets and liabilities classified as held for sale | Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal				$ 165	$ (168)
Assets and liabilities classified as held for sale | Discontinued operations | Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Deferred consideration to be settled in cash			1,294
Carrying amount of net assets at disposal			(1,642)
Derecognition of non-controlling interest			16
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests			(332)
Reclassification of foreign currency translation reserve			(3,384)
net investment hedge reserves			(30)
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation		(3,414)	(3,414)
Loss on disposal			$ (3,746)
Assets and liabilities classified as held for sale | Discontinued operations | Russian cash generating units | Cash and cash equivalents
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal		$ (715)